Note 7 - Right-of-use Asset and Lease Obligation	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of leases [text block]
7.	RIGHT-OF-USE ASSET AND LEASE OBLIGATION

The Company has
one
office facility under lease. The lease term is
5
years from
2016,
with an option to renew the lease for another
5
year term after that date. The Company did
not
renew the lease on expiry and the lease was expired on
February 28, 2021.

Non-cancellable lease rentals are payable as follows:

Less than 1 year	$-
Between 1 and 5 years	-
$-

The Company has equipment leases and office lease in Beijing which it has determined are not
recognized as right of use assets or lease liabilities as they are short-term lease and low dollar value. The Beijing office lease expense for the period is
$3,603
.

The Company's lease obligation and movements therein during the period ended
March 31, 2021:

Lease Obligation
Lease obligation as of January 1, 2020	$574,762
Accretion on lease liability	11,178
Lease payment	(29,399)
Lease obligation at March 31, 2020	556,541
Accretion on lease liability	31,304
Lease payment	(88,199)
Adjustment from lease reassessment	(480,046)
Lease obligation at December 31, 2020	$19,600
Lease payment	(19,600)
Lease obligation at March 31, 2021	$-

The Company's right-of-use assets and movements therein during the period ended
March 31, 2020:

Office Lease
Right-of-use assets at January 1, 2020	$514,181
Depreciation on right-of-use assets	(22,469)
Right-of-use assets at March 31, 2020	491,712
Adjustment from lease reassessment	(480,047)
Depreciation on right-of-use assets	5,123
Right-of-use assets at December 31, 2020	$16,788
Depreciation on right-of-use assets	(16,788)
Right-of-use assets at March 31, 2021	$-